Statement Of Changes In Redeemable Convertible Preferred Stock And Stockholders' Deficit (USD $)	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009		$ 19,912	$ 117,632,111	$ (24,000)	$ (135,124,216)	$ (17,496,193)
Balance (in Shares) at Dec. 31, 2009		19,912,493
Stock-based compensation of employees amortized over vesting period of stock options			744,376			744,376
Issuance of shares under employee stock purchase plan		58	35,238			35,296
Issuance of shares under employee stock purchase plan (in Shares)		57,677
Issuance of shares upon exercise of warrants		1,264	1,537,357			1,538,621
Issuance of shares upon exercise of warrants (in Shares)		1,264,137
Issuance of Series A-1 redeemable, convertible preferred stock, net of issuance costs of $1,431,781, and fair value of investors’ right to acquire future shares of Series A-1 and A-2 preferred stock	29,898,219
Issuance of Series A-1 redeemable, convertible preferred stock, net of issuance costs of $1,431,781, and fair value of investors’ right to acquire future shares of Series A-1 and A-2 preferred stock (in Shares)	400,000
Additional Series A-1 redeemable, convertible shares issued upon completion of second closing	745,000		(745,000)			(745,000)
Additional Series A-1 redeemable, convertible shares issued upon completion of second closing (in Shares)	12,562
Beneficial conversion feature on Series A-1 redeemable, convertible preferred stock	(29,898,219)		29,898,219			29,898,219
Deemed dividend attributable to beneficial conversion feature on Series A-1 redeemable, convertible preferred stock	29,898,219		(29,898,219)			(29,898,219)
Issuance of warrants related to Series A-1 redeemable, convertible preferred stock			37,874			37,874
Unrealized gain on available-for-sale securities				8,159		8,159
Net loss					(25,986,943)	(25,986,943)
Balance at Dec. 31, 2010	30,643,219	21,234	119,241,956	(15,841)	(161,111,159)	(41,863,810)
Balance (in Shares) at Dec. 31, 2010	412,562	21,234,307
Stock-based compensation of employees amortized over vesting period of stock options			883,860			883,860
Issuance of shares under employee stock purchase plan		40	16,279			16,319
Issuance of shares under employee stock purchase plan (in Shares)		39,998
Fair value of warrants issued to nonemployee as partial payment of services rendered			56,209			56,209
Issuance of shares upon exercise of employee stock options		73	49,948			50,021
Issuance of shares upon exercise of employee stock options (in Shares)		72,395
Stock-based compensation of restricted stock and issuance of shares upon vesting		179	83,481			83,660
Stock-based compensation of restricted stock and issuance of shares upon vesting (in Shares)		179,192
Issuance of shares upon exercise of warrants		253	303,251			303,504
Issuance of shares upon exercise of warrants (in Shares)		252,920
Extinguishment of warrant liability upon exercise of warrants			252,448			252,448
Unrealized holdings gains (losses) arising during the period				17,600		17,600
Reclassification of realized gains (losses) included in net income				(1,759)		(1,759)
Unrealized gain on available-for-sale securities						17,600
Net loss					(18,822,180)	(18,822,180)
Balance at Dec. 31, 2011	$ 30,643,219	$ 21,779	$ 120,887,432		$ (179,933,339)	$ (59,024,128)
Balance (in Shares) at Dec. 31, 2011	412,562	21,778,812